Supplement Dated May 14, 2015
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Momentum VULONE 2007	Lincoln VULDB-II
Momentum VULONE	Lincoln VULCV-II/Flex Elite Series
Momentum VULONE 2005	Lincoln VULCV-III
Lincoln VULDB Elite Series	Lincoln InReach VULONE 2014

Lincoln Life Flexible Premium Variable Life Account R

Momentum SVULONE 2007	Lincoln SVUL-III
Momentum SVULONE	Lincoln SVUL-II Elite Series

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln VULONE 2007	Lincoln VULDB-IV
Lincoln VULDB Elite Series	Lincoln VULDB-II
Lincoln VULONE 2005	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE	Lincoln VULCV-III
Lincoln VULCV-IV	Momentum VULONE 2005

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE	Lincoln SVUL Elite Series
Lincoln SVUL-II	Lincoln SVUL-III

The information in this Supplement updates and amends certain information contained in the last product prospectus you received.  Keep this Supplement with your prospectus for reference. This Supplement supersedes the Supplement filed with the SEC on May 8th, 2015.

Effective May 11, 2015, the following funds will be available as new investment options under your policy. Please refer to the prospectus for each Underlying Fund found on www.LincolnFinancial.com.

JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.

•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 1): Maximize long-term total return.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•	LVIP BlackRock U.S. Opportunities Managed Volatility Fund (Standard Class): Long-term capital appreciation.

•	LVIP ClearBridge Large Cap Managed Volatility Fund (Standard Class)(1): Long-term capital appreciation.

•	LVIP Dimensional International Core Equity Fund (Standard Class): Long-term capital appreciation.

•	LVIP Dimensional U.S. Core Equity 2 Fund (Standard Class): Long-term capital appreciation.

•	LVIP U.S. Growth Allocation Managed Risk Fund (Standard Class)(1): High level of current income and growth of capital, with an emphasis on growth of capital.

(1)
These are "Fund of Funds" and as such purchase shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.